Derivatives and Hedging (Aggregate Contract Amounts of Derivative Financial Instruments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Derivative [Line Items]
Aggregate contractual amounts of derivative financial instruments	¥ 329,224	¥ 252,992
Designated as Hedging Instrument | Foreign currency forward contracts
Derivative [Line Items]
Aggregate contractual amounts of derivative financial instruments	13,701	12,867
Not Designated as Hedging Instrument | Foreign currency forward contracts
Derivative [Line Items]
Aggregate contractual amounts of derivative financial instruments	¥ 315,523	¥ 240,125